Property and Equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 13,223	$ 11,141	$ 14,093	$ 24,629